Post employment benefits - Narrative (Details)	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Dec. 31, 2030 GBP (£)	Dec. 31, 2027 GBP (£)	Dec. 31, 2027 EUR (€)	Jun. 30, 2021 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans	£ 25,000,000		£ 24,000,000	£ 19,000,000
Cash contributions to plans on next year	120,000,000
Inventories	£ 6,045,000,000		£ 5,772,000,000
United Kingdom
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate	86.00%		82.00%					86.00%
Hedging instrument, inflation rate	90.00%		90.00%					90.00%
Percentage of UK plans of total plan liabilities	70.00%							70.00%
Inventories	£ 564,000,000		£ 586,000,000
Distribution from the profits of the partnership	£ 0		£ 11,000,000
United Kingdom | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year					£ 430,000,000
Ireland
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate	62.00%		48.00%					62.00%
Hedging instrument, inflation rate	76.00%		70.00%					76.00%
Group's contribution to the plan	£ 20,000,000	€ 23,000,000
Ireland | Maximum
Disclosure of defined benefit plans [line items]
Contingent asset granted	£ 171,000,000							€ 200,000,000
Ireland | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year						£ 91,000,000	€ 106,000,000